Shareholder Report, Line Graph (Details) 190990_Buffalo Flexible Allocation Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Buffalo Flexible Allocation Fund Investor Class
Accumulated Value	$ 22,456	$ 21,352	$ 17,888	$ 18,045	$ 14,574	$ 10,340	$ 12,866	$ 11,943	$ 11,102	$ 10,000	$ 25,409
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	$ 30,620	$ 28,558	$ 22,088	$ 24,161	$ 21,587	$ 13,282	$ 14,616	$ 13,438	$ 11,807	$ 10,000	$ 36,157